INCOME TAXES (Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
The Netherlands' statutory rate	25.00%	25.00%	25.00%
Effective loss (income) tax benefit from continuing operations at statutory rate	$ (12,627)	$ (1,498)	$ 1,426
Rate differential	2,915	610	1,024
Non-deductible expense	(1,643)	(857)	(584)
Adjustments to prior year tax losses	(2,599)	(3,604)	(429)
Changes in valuation allowance	5,815	3,601	(2,568)
Other	(1,081)	1,158	(418)
Income tax expense from continuing operations	$ (9,220)	$ (590)	$ (1,549)